UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-06686
                                                    ----------

                           JF China Region Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              301 Bellevue Parkway
                              Wilmington, DE 19809
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                       Cleary, Gottlieb, Steen & Hamilton
                                 1 Liberty Plaza
                               New York, NY 10006
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-441-9800
                                                           -------------

                      Date of fiscal year end: December 31
                                              ------------

                  Date of reporting period: September 30, 2005
                                           -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.

     [LOGO OMITTED]
JF CHINA REGION FUND, INC.
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
AT SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       Holdings             Market
                                                                      (in shares             Value
Description                                                             or par)            (in US$)
-------------------------------------------------------------------------------------------------------------
COMMON STOCKS (UNLESS OTHERWISE NOTED)

CHINA (22.1%)
-------------------------------------------------------------------------------------------------------------
CHEMICALS (0.5%)
    Sinopec Shanghai Petrochemical 'H'                                  978,000             343,534
-------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES (1.1%)
    Shanghai Forte Land Company Ltd                                   2,140,000             758,596
-------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES (1.8%)
    China Telecom 'H'                                                 3,486,000           1,314,370
-------------------------------------------------------------------------------------------------------------
E-COMMERCE/SERVICES (1.2%)
    Ctrip.com International - ADR                                        13,298             852,136
-------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES (0.7%)
    Huaneng Power International 'H'                                     712,000             527,730
-------------------------------------------------------------------------------------------------------------
INSURANCE (1.6%)
*   China Life Insurance 'H'                                          1,449,000           1,120,686
-------------------------------------------------------------------------------------------------------------
MACHINERY (2.5%)
    Hangzhou Steam Turbine 'B'                                          898,600           1,274,158
    Weichai Power 'H'                                                   246,000             547,001
-------------------------------------------------------------------------------------------------------------
                                                                                          1,821,159
-------------------------------------------------------------------------------------------------------------
MARINE (0.7%)
    Shenzhen Chiwan Wharf Holdings 'B'                                  337,500             530,325
-------------------------------------------------------------------------------------------------------------
METALS & MINING (3.4%)
    Angang New Steel 'H'                                              2,094,000           1,174,168
    Yanzhou Coal Mining 'H'                                             670,000             531,146
    Zijin Mining Group 'H'                                            2,264,000             722,297
-------------------------------------------------------------------------------------------------------------
                                                                                          2,427,611
-------------------------------------------------------------------------------------------------------------
OIL & GAS (7.1%)
    China Petroleum and Chemical 'H'                                  3,198,000           1,463,427
    PetroChina 'H'                                                    2,376,000           1,990,783
    Sinopec Zhenhai Refining and Chemical 'H'                         1,478,000           1,619,413
-------------------------------------------------------------------------------------------------------------
                                                                                          5,073,623
-------------------------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE (1.5%)
    Guangshen Railway 'H'                                               978,000             315,168

     [LOGO OMITTED]
JF CHINA REGION FUND, INC.
INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------
AT SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       Holdings             Market
                                                                      (in shares             Value
Description                                                             or par)            (in US$)
-------------------------------------------------------------------------------------------------------------
COMMON STOCKS (UNLESS OTHERWISE NOTED) (CONTINUED)

CHINA (CONTINUED)
-------------------------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE (CONTINUED)
    Sinotrans 'H'                                                     2,258,000             793,149
-------------------------------------------------------------------------------------------------------------
                                                                                          1,108,317
-------------------------------------------------------------------------------------------------------------
TOTAL CHINA                                                                              15,878,087
-------------------------------------------------------------------------------------------------------------

HONG KONG (46.7%)
-------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS (2.9%)
    BOC Hong Kong (Holdings)                                            733,500           1,470,262
    Hang Seng Bank                                                       47,300             635,931
-------------------------------------------------------------------------------------------------------------
                                                                                          2,106,193
-------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS (3.0%)
    Lenovo Group                                                      3,598,000           1,739,229
    TPV Technology                                                      542,000             387,754
-------------------------------------------------------------------------------------------------------------
                                                                                          2,126,983
-------------------------------------------------------------------------------------------------------------
DISTRIBUTORS (0.7%)
    Digital China Holdings                                            1,704,000             494,215
-------------------------------------------------------------------------------------------------------------
DIVERSIFIED OPERATIONS (10.3%)
    China Resources Enterprises                                       1,196,000           1,957,939
    Citic Pacific                                                       261,000             730,070
    Hutchison Whampoa                                                   425,000           4,396,410
    Tianjin Development Holdings                                        814,000             338,390
-------------------------------------------------------------------------------------------------------------
                                                                                          7,422,809
-------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES (1.8%)
    China Netcom Group Corporation (Hong Kong)                          772,000           1,328,504
-------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.4%)
    Nam Tai Electronic & Electrical Products                          1,868,000             320,253
-------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS (0.8%)
    Tingyi (Cayman Islands) Holding                                   1,542,000             556,553
-------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS (0.5%)
    Skyworth Digital Holdings++                                       2,254,456             325,480
-------------------------------------------------------------------------------------------------------------
MISCELLANEOUS (0.0%)
*   Health Asia MediCentres Beijing++                                 1,000,000                   0
-------------------------------------------------------------------------------------------------------------

     [LOGO OMITTED]
JF CHINA REGION FUND, INC.
INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------
AT SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       Holdings             Market
                                                                      (in shares             Value
Description                                                             or par)            (in US$)
-------------------------------------------------------------------------------------------------------------
COMMON STOCKS (UNLESS OTHERWISE NOTED) (CONTINUED)

HONG KONG (CONTINUED)
-------------------------------------------------------------------------------------------------------------

MULTILINE RETAIL (1.2%)
    Lifestyle International Holdings                                    554,000             881,944
-------------------------------------------------------------------------------------------------------------
OIL & GAS (3.1%)
    CNOOC                                                             3,024,000           2,202,391
-------------------------------------------------------------------------------------------------------------
REAL ESTATE (12.6%)
    Cheung Kong (Holdings)                                              251,000           2,834,275
    China Overseas Land & Investment                                  1,498,000             448,951
    Hang Lung Properties                                                635,000           1,010,892
    Henderson Investments                                               494,000             703,645
    Hysan Development                                                   650,419           1,626,519
    Swire Pacific 'A'                                                   171,000           1,574,935
    Wheelock and Company                                                473,000             841,404
-------------------------------------------------------------------------------------------------------------
                                                                                          9,040,621
-------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS (2.5%)
    Dickson Concepts International                                      367,950             611,847
    Giordano International                                            1,220,000             841,352
*   Texhong Textile Group                                             3,366,000             377,483
-------------------------------------------------------------------------------------------------------------
                                                                                          1,830,682
-------------------------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE (0.8%)
    Cosco Pacific                                                       288,000             560,575
-------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES (6.1%)
    China Mobile (Hong Kong)                                            901,000           4,413,393
-------------------------------------------------------------------------------------------------------------
TOTAL HONG KONG                                                                          33,610,596
-------------------------------------------------------------------------------------------------------------

SINGAPORE (1.6%)
-------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING (0.5%)
    Full Apex Holdings                                                2,000,000             390,648
-------------------------------------------------------------------------------------------------------------
REAL ESTATE (1.1%)
    Hongkong Land Holdings                                              241,000             756,740
-------------------------------------------------------------------------------------------------------------
TOTAL SINGAPORE                                                                           1,147,388
-------------------------------------------------------------------------------------------------------------

TAIWAN (26.6%)
-------------------------------------------------------------------------------------------------------------
AIRLINES (0.0%)
    EVA Airways                                                               7                   3
-------------------------------------------------------------------------------------------------------------

     [LOGO OMITTED]
JF CHINA REGION FUND, INC.
INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------
AT SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       Holdings             Market
                                                                      (in shares             Value
Description                                                             or par)            (in US$)
-------------------------------------------------------------------------------------------------------------
COMMON STOCKS (UNLESS OTHERWISE NOTED) (CONTINUED)
TAIWAN (CONTINUED)
-------------------------------------------------------------------------------------------------------------

COMMERCIAL BANKS (0.8%)
    Yuanta Core Pacific Securities                                      917,622             586,208
-------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS (3.2%)
    Delta Electronics                                                   872,000           1,489,879
    Foxconn Technology                                                   97,000             406,292
    Silitech Technology                                                 110,000             391,135
-------------------------------------------------------------------------------------------------------------
                                                                                          2,287,306
-------------------------------------------------------------------------------------------------------------
DIVERSIFIED OPERATIONS (1.8%)
    Cathay Financial Holding - GDR                                       69,850           1,304,798
-------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.9%)
    Asustek Computer                                                    260,700             699,170
    AU Optronics Corporation                                            215,820             279,648
    Career Technology (MFG.)                                            336,059             403,042
    Optimax Technology                                                       54                  88
    Premier Image Technology                                                 19                  28
-------------------------------------------------------------------------------------------------------------
                                                                                          1,381,976
-------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES (2.0%)
    Hon Hai Precision Industry                                          314,487           1,464,141
-------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS (2.2%)
    Largan Precision                                                    175,950           1,574,698
-------------------------------------------------------------------------------------------------------------
REAL ESTATE (1.5%)
    Huaku Construction                                                  536,897             580,005
    Hung Poo Real Estate Development                                    906,000             537,831
-------------------------------------------------------------------------------------------------------------
                                                                                          1,117,836
-------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (9.4%)
    Advanced Semiconductor Engineering                                1,186,702             801,016
    MediaTek                                                            138,800           1,309,138
    Sunplus Technology                                                    8,787               8,049
    Taiwan Semiconductor Manufacturing                                2,293,836           3,684,183
    United Microelectronics                                           1,508,352             968,131
-------------------------------------------------------------------------------------------------------------
                                                                                          6,770,517
-------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS (0.4%)
    Far Eastern Department Stores                                       513,450             270,762
-------------------------------------------------------------------------------------------------------------

     [LOGO OMITTED]
JF CHINA REGION FUND, INC.
INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------
AT SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       Holdings             Market
                                                                      (in shares             Value
Description                                                             or par)            (in US$)
-------------------------------------------------------------------------------------------------------------
COMMON STOCKS (UNLESS OTHERWISE NOTED) (CONTINUED)
TAIWAN (CONTINUED)
-------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES (3.4%)
    Chunghwa Telecom Co., Ltd.                                          386,000             674,632
    Far EasTone Telecommunications                                      845,900             958,426
    Wistron NeWeb                                                       412,540             795,605
-------------------------------------------------------------------------------------------------------------
                                                                                          2,428,663
--------------------------------------------------------------------------------------------------------------
TOTAL TAIWAN                                                                             19,186,908
-------------------------------------------------------------------------------------------------------------

UNITED STATES (0.5%)
-------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS (0.5%)
    Sina Corp                                                            13,749             378,097
--------------------------------------------------------------------------------------------------------------
TOTAL UNITED STATES                                                                         378,097
--------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN COMMMON STOCK
    (97.5% of Net Assets) (Cost $63,836,776)                                             70,201,076
==============================================================================================================

TOTAL INVESTMENTS
    (97.5% of Net Assets) (Cost $63,836,776)                                             70,201,076
==============================================================================================================

Other assets in excess of liabilities (2.5% of Net Assets)                                1,799,734
==============================================================================================================

NET ASSETS (100.0%)                                                                      72,000,810
==============================================================================================================

As of December 31, 2004, the aggregate cost for Federal income tax purposes was $56,594,751.

The aggregate unrealized gain for all securities was as follows:
Excess of market value over cost                                                          7,188,633
Excess of cost over market value                                                          1,362,792)
--------------------------------------------------------------------------------------------------------------

Net unrealized gain                                                                       5,825,841
==============================================================================================================

       B Chinese security traded on Shenzhen Stock Exchange or Shanghai Stock Exchange.

       H  Chinese security traded on Hong Kong Stock Exchange.

     ADR  American Depository Receipts.

     GDR  Global Depository Receipts.

       *  Non-income producing security.

      ++ At fair value as determined under the supervision of the Board of Directors.

ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) JF China Region Fund, Inc.
            ---------------------------

By (Signature and Title)*  /s/ Simon Crinage
                         -------------------------------------------------------
                           Simon Crinage, President
                           (principal executive officer)

Date November 22, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Simon Crinage
                         -------------------------------------------------------
                           Simon Crinage, President
                           (principal executive officer)

Date November 22, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Douglas Eu
                         -------------------------------------------------------
                           Douglas Eu, Treasurer
                           (principal financial officer)

Date November 24, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.